Subsequent events, Strategic Consulting Agreement (FY) (Details) - Focus Impact Partners [Member] - Strategic Consulting Agreement [Member]	Nov. 13, 2024 USD ($) shares
Strategic Consulting Agreement [Abstract]
Annual consulting fee	$ 500,000
Quarterly consulting fee	125,000
Minimum equity and debt financing	$ 5,000,000
Agreement term	3 years
Advance notice period for termination of agreement	120 days
Agreement extension term	1 year
DevvStream Holdings, Inc. [Member]
Strategic Consulting Agreement [Abstract]
Annual consulting fee	$ 500,000
Quarterly consulting fee	125,000
Minimum equity and debt financing	$ 5,000,000
Number of shares issued or issuable (in shares) | shares	557,289
Agreement term	3 years
Advance notice period for termination of agreement	120 days
Agreement extension term	1 year